As filed with the Securities and Exchange Commission on April 9, 2026.

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1837	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 1838	☒

Innovator ETFs® Trust

(Exact name of registrant as specified in charter)

200 W. Front Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 8, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1837

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 1693, as it relates to Innovator Growth-100 X% Uncapped Accelerated 30 Barrier ETF® – 3 Yr to 2028 (the “Fund”), a series of the Registrant, until May 8, 2026. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 1693, filed on November 21, 2025, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on April 9, 2026.

Innovator ETFs® Trust

By:	/s/ Robert Griffith
Robert Griffith
Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

James A. McNamara*	President, Principal Executive Officer	April 9, 2026
James A. McNamara	and Trustee

Joseph F. DiMaria*	Treasurer, Principal Financial Officer and	April 9, 2026
Joseph F. DiMaria	Principal Accounting Officer

Gregory G. Weaver*	Chair and Trustee	April 9, 2026
Gregory G. Weaver

Cheryl K. Beebe*	Trustee	April 9, 2026
Cheryl K. Beebe

Dwight L. Bush*	Trustee	April 9, 2026
Dwight L. Bush

Kathryn A. Cassidy*	Trustee	April 9, 2026
Kathryn A. Cassidy

John G. Chou*	Trustee	April 9, 2026
John G. Chou

Joaquin Delgado*	Trustee	April 9, 2026
Joaquin Delgado

Eileen H. Dowling*	Trustee	April 9, 2026
Eileen H. Dowling

Lawrence Hughes*	Trustee	April 9, 2026
Lawrence Hughes

John F. Killian*	Trustee	April 9, 2026
John F. Killian

Steven D. Krichmar*	Trustee	April 9, 2026
Steven D. Krichmar

Michael Latham*	Trustee	April 9, 2026
Michael Latham

Lawrence W. Stranghoener*	Trustee	April 9, 2026
Lawrence W. Stranghoener

Brian J. Wildman*	Trustee	April 9, 2026
Brian J. Wildman

By:	/s/ Robert Griffith
Robert Griffith
Attorney-In-Fact
* Pursuant to powers of attorney filed herewith.